Liabilities from acquisitions	12 Months Ended
Dec. 31, 2024
Liabilities from acquisitions
Liabilities from acquisitions

15.   Liabilities from acquisitions

	Liabilities from acquisitions
	2024	2023
Acquisition of Sirena	-	3,496
Acquisition of D1 (i)	25,078	20,769
Acquisition of SenseData	23,566	41,943
Acquisition of Movidesk (ii)	232,162	228,495
Total liabilities from acquisitions	280,806	294,703

Current	90,920	134,466
Non-current	189,886	160,237

(i)

On February 6, 2024, Zenvia Brazil renegotiated the D1 earnout, in the total outstanding amount of R$21,521. Payment terms were extended to a total of 36 months, with a six-month grace period and 30 monthly payments, with final maturity in December 2026. On November 28, 2024, the third amendment renegotiated the reduction of the installment amounts for the period from November 2024 to November 2025 and additional fees in the amount R$ 2,485 was recorded in liabilities due to the new amendment.

(ii)	On February 6, 2024, Zenvia Brazil renegotiated the earnout with Movidesk, with a total balance of R$206,699 as of December 31, 2023. Payment terms have been extended to a total of 60 months, with final due date in December 2028, with Zenvia option to convert approximately R$100,000 of total debt into equity, subject to certain conversion deadlines agreed between the parties.

Set out below are the future payments of the Liabilities from acquisition as at December 31, 2024, as follows:

	D1	Sensedata	Movidesk
2025	5,514	23,566	61,839
2026	19,564	-	52,419
2027	-	-	59,799
2028	-	-	58,105
Total	25,078	23,566	232,162